Long-term Investments - Additional information (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2015 CNY (¥)	Aug. 31, 2013 CNY (¥)	Dec. 31, 2023 CNY (¥) LimitedPartnership	Dec. 31, 2023 USD ($) LimitedPartnership	Dec. 31, 2022 CNY (¥) LimitedPartnership	Dec. 31, 2021 CNY (¥)
Investments in equity method investees
Consideration in cash			¥ 444,557,000	$ 62,615	¥ 705,907,000	¥ 1,124,429,000
Equity investments with readily determinable fair values
Fair value gain/(loss) of equity investments with readily determinable fair values			535,300,000		(3,400,000,000)	91,100,000
Cash dividend income recorded			51,000,000.0		26,500,000	18,900,000
Investment income, net
Investments in equity method investees
Equity share of earnings			473,900,000		1,300,000,000	1,600,000,000
Equity investments without readily determinable fair value
Upward adjustments to the carrying value of equity securities without readily determinable fair value			0		0	380,800,000
Gain related to the disposal of the Group's investments in equity securities without readily determinable fair value			¥ 22,300,000		1,784,900,000	172,500,000
Limited partnership invested to operate online game business
Investments in equity method investees
Aggregated cash consideration					¥ 1,900,000,000
Number of limited partnerships invested | LimitedPartnership			3	3	5
Consideration in cash			¥ 128,200,000
Yixin
Investments in equity method investees
Consideration in cash	¥ 127,500,000	¥ 200,000,000.0
Percentage of equity interest acquired	35.00%	27.00%
Impairment of equity investment					¥ 197,700,000
AppLovin Corporation
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values			991,600,000
Alibaba Group Holding Limited
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values			983,400,000
Shenzhen Transsion Holding Limited
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values			493,000,000.0
Huatai Securities Company Limited
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values			419,000,000.0
Embracer Group AB (publ)
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values			152,900,000
Certain of equity investments | Investment income, net
Equity investments without readily determinable fair value
Impairment provision related to certain of the equity investments without readily determinable fair value			¥ 274,200,000		¥ 85,200,000	¥ 19,200,000